Operating Segments - Schedule of Operating Segments (Detail) - CAD ($) $ in Millions		3 Months Ended						6 Months Ended
		Apr. 30, 2025		Jan. 31, 2025		Apr. 30, 2024	[2]	Apr. 30, 2025		Apr. 30, 2024	[2]
Disclosure of operating segments [line items]
Net interest income	[1]	$ 5,270		$ 5,173		$ 4,694		$ 10,443		$ 9,467
Non-interest income	[3]	3,810	[4]	4,199	[5]	3,653	[6]	8,009	[7]	7,313	[8]
Total revenue		9,080		9,372		8,347		18,452		16,780
Provision for credit losses		1,398		1,162		1,007		2,560		1,969
Depreciation and amortization		393		403		410		796		831
Other non-interest expenses		4,717		6,088		4,301		10,805		8,619
Provision for income taxes		540		726		537		1,266		1,070
Net income		2,032		993		2,092		3,025		4,291
Net income attributable to non-controlling interests in subsidiaries		56		(154)		26		(98)		51
Net income attributable to equity holders of the Bank		1,976		1,147		2,066		3,123		4,240
Average assets		1,468,000		1,461,000		1,411,000		1,464,000		1,417,000
Average liabilities		1,382,000		1,376,000		1,330,000		1,379,000		1,338,000
Operating segments [member] | Canadian banking [member]
Disclosure of operating segments [line items]
Net interest income	[1],[9]	2,524		2,647		2,482		5,171		4,973
Non-interest income	[3],[9]	711	[4]	765	[5]	702	[6]	1,476	[7]	1,436	[8]
Total revenue	[9]	3,235		3,412		3,184		6,647		6,409
Provision for credit losses	[9]	805		538		428		1,343		806
Depreciation and amortization	[9]	139		136		143		275		290
Other non-interest expenses	[9]	1,442		1,475		1,377		2,917		2,729
Provision for income taxes	[9]	236		350		343		586		718
Net income	[9]	613		913		893		1,526		1,866
Net income attributable to equity holders of the Bank	[9]	613		913		893		1,526		1,866
Average assets	[9]	461,000		460,000		445,000		461,000		445,000
Average liabilities	[9]	384,000		386,000		389,000		385,000		391,000
Operating segments [member] | International banking [member]
Disclosure of operating segments [line items]
Net interest income	[1],[9]	2,179		2,169		2,254		4,348		4,494
Non-interest income	[3],[9]	780	[4]	861	[5]	706	[6]	1,641	[7]	1,540	[8]
Total revenue	[9]	2,959		3,030		2,960		5,989		6,034
Provision for credit losses	[9]	550		602		566		1,152		1,140
Depreciation and amortization	[9]	115		130		142		245		285
Other non-interest expenses	[9]	1,408		1,423		1,405		2,831		2,844
Provision for income taxes	[9]	172		189		184		361		367
Net income	[9]	714		686		663		1,400		1,398
Net income attributable to non-controlling interests in subsidiaries	[9]	38		35		24		73		46
Net income attributable to equity holders of the Bank	[9]	676		651		639		1,327		1,352
Average assets	[9]	229,000		229,000		234,000		229,000		235,000
Average liabilities	[9]	177,000		174,000		182,000		176,000		182,000
Operating segments [member] | Global Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	[1],[9]	246		232		188		478		373
Non-interest income	[3],[9]	1,295	[4]	1,347	[5]	1,183	[6]	2,642	[7]	2,322	[8]
Total revenue	[9]	1,541		1,579		1,371		3,120		2,695
Provision for credit losses	[9]	2		4		7		6		12
Depreciation and amortization	[9]	48		47		47		95		94
Other non-interest expenses	[9]	949		975		859		1,924		1,686
Provision for income taxes	[9]	141		144		115		285		227
Net income	[9]	401		409		343		810		676
Net income attributable to non-controlling interests in subsidiaries	[9]	2		2		2		4		5
Net income attributable to equity holders of the Bank	[9]	399		407		341		806		671
Average assets	[9]	38,000		37,000		35,000		38,000		35,000
Average liabilities	[9]	47,000		43,000		42,000		45,000		41,000
Operating segments [member] | Global banking and markets [member]
Disclosure of operating segments [line items]
Net interest income	[1],[9]	368		319		248		687		518
Non-interest income	[3],[9]	1,090	[4]	1,275	[5]	984	[6]	2,365	[7]	2,007	[8]
Total revenue	[9]	1,458		1,594		1,232		3,052		2,525
Provision for credit losses	[9]	40		18		5		58		10
Depreciation and amortization	[9]	65		64		62		129		124
Other non-interest expenses	[9]	813		827		699		1,640		1,418
Provision for income taxes	[9]	128		168		91		296		210
Net income	[9]	412		517		375		929		763
Net income attributable to non-controlling interests in subsidiaries	[9]	(1)						(1)
Net income attributable to equity holders of the Bank	[9]	413		517		375		930		763
Average assets	[9]	502,000		511,000		494,000		506,000		500,000
Average liabilities	[9]	516,000		511,000		470,000		513,000		473,000
Operating segments [member] | Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Net interest income	[1]	(47)		(194)		(478)		(241)		(891)
Non-interest income	[3]	(66)	[4]	(49)	[5]	78	[6]	(115)	[7]	8	[8]
Total revenue		(113)		(243)		(400)		(356)		(883)
Provision for credit losses		1				1		1		1
Depreciation and amortization		26		26		16		52		38
Other non-interest expenses		105		1,388	[10]	(39)		1,493	[10]	(58)
Provision for income taxes		(137)		(125)		(196)		(262)		(452)
Net income		(108)		(1,532)		(182)		(1,640)		(412)
Net income attributable to non-controlling interests in subsidiaries		17		(191)				(174)
Net income attributable to equity holders of the Bank		(125)		(1,341)		(182)		(1,466)		(412)
Average assets		238,000		224,000		203,000		230,000		202,000
Average liabilities		$ 258,000		$ 262,000		$ 247,000		$ 260,000		$ 251,000

[1]	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
[2]	Effective Q1 2025, changes were made to the methodology used to allocate certain income, expenses and balance sheet items between business segments. Prior period results for each segment have been reclassified to conform with the current period’s methodology.
[3]	Card revenues and Banking services fees are mainly earned in Canadian Banking and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.
[4]	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $(2), International Banking – $38, and Other – $123.
[5]	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $24, International Banking – $35, and Other – $54.
[6]	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking - $(7), International Banking - $24, and Other - $40.
[7]	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $22, International Banking – $73, and Other – $177.
[8]	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $(7), International Banking – $58, and Other – $52.
[9]	Business line revenues and provision for income taxes are reported on a taxable equivalent basis, with the offset in the Other segment.
[10]	Includes the impairment loss related to the announced sale of the banking operations in Colombia, Costa Rica and Panama. Refer to Note 20 for further details.